Risk Management Section - Cover Values Including Guarantees Received - Business Lending Portfolio Per Economic Sector (Parenthetical) (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Maximum [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Outstandings amount	€ 10